Investments - Equity method investments (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Method Investments, Joint Ventures, Investments, Debt And Equity Securities [Abstract]
Equity method investments	$ 3,218	$ 3,185	$ 2,797